UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7878

Dreyfus LifeTime Portfolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
December 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--35.8%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	4.88	2/15/20	55,000	59,316
Agriculture--.1%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	58,819
Banks--2.8%
Bank of America,
Gtd. Notes	3.13	6/15/12	90,000	93,247
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000	56,281
BB&T,
Sub. Notes	4.75	10/1/12	85,000	89,721
BB&T,
Sr. Unscd. Notes	6.85	4/30/19	35,000	40,385
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	91,104
Citigroup,
Gtd. Bonds	2.13	4/30/12	130,000	132,681
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	98,358
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	143,829
Credit Suisse/New York,
Sub. Notes	6.00	2/15/18	55,000	59,062
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	48,335
Deutsche Bank/London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	85,827
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	97,463

Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	35,000	36,233
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	58,175
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	75,000	76,884
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.40	7/22/20	35,000	34,515
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	54,204
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	39,143
Korea Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	55,000	62,826
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	57,976
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	100,000	102,105
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	74,631
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	35,000	35,343
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	65,000	67,807
PNC Funding,
Bank Gtd. Notes	5.13	2/8/20	40,000	41,767
Royal Bank of Canada,
Sr. Notes	2.63	12/15/15	50,000	50,159
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	27,230
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	32,048
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	55,439
WestPac Banking,
Sr. Unscd. Notes	4.88	11/19/19	40,000	42,108
				1,984,886

Building & Construction--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	53,689
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	69,443
				123,132
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000	132,740
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.75	3/15/19	60,000	68,144
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	16,046
				216,930
Consumer Products--.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	46,747
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	38,912
				85,659
Diversified Financial Services--1.2%
American Express,
Sr. Unscd. Notes	8.13	5/20/19	55,000	68,540
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	59,748
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	35,602
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	75,000	80,935
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	58,858
General Electric Capital,
Notes	5.25	10/19/12	55,000	58,808
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	74,857
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	55,000	59,656

Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000		28,629
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000		85,893
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000		144,408
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	50,000		53,425
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000		50,161
					859,520
Diversified Metals & Mining--.3%
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000	a	36,872
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	85,000		94,147
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000		43,611
Rio Tinto Finance USA,
Gtd. Notes	3.50	11/2/20	40,000		38,049
					212,679
Electric Utilities--.6%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000		26,669
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000		28,073
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	45,000		53,743
Kentucky Utilities,
First Mortgage Notes	3.25	11/1/20	40,000	b	37,806
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000		33,350
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000		57,150
NextEra Energy Capital Holdings,
Gtd. Debs.	5.63	9/1/11	35,000		36,080
NiSource Finance,

Gtd. Notes	5.25	9/15/17	35,000	36,819
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	53,764
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	26,605
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	55,000	61,400
				451,459
Food & Beverages--.5%
Anheuser-Busch,
Gtd. Bonds	5.00	1/15/15	55,000	59,521
Coca-Cola Refreshments USA,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	37,887
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	16,000	16,653
Diageo Capital,
Gtd. Notes	5.75	10/23/17	45,000	51,112
Kraft Foods,
Unscd. Notes	5.25	10/1/13	50,000	54,695
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,956
Kroger,
Gtd. Notes	6.15	1/15/20	50,000	56,758
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	55,000	57,807
				345,389
Foreign/Governmental--1.7%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	53,131
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	75,000	78,151
Eksportfinans,
Sr. Unscd. Notes	5.50	5/25/16	60,000	67,614
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	84,756
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	35,000	42,000

Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	50,000		52,190
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000	a	62,677
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	35,000		39,419
KFW,
Gov't Gtd. Notes	3.50	5/16/13	145,000		153,237
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000		72,649
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000		43,642
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000		50,183
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000		30,875
Province of Quebec Canada,
Unscd. Debs.	4.88	5/5/14	45,000		49,842
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	75,000		81,454
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000		88,488
Republic of Poland,
Sr. Unscd. Bonds	5.00	10/19/15	40,000	a	42,692
United Mexican States,
Sr. Unscd. Notes	5.13	1/15/20	36,000		37,710
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	20,000		22,220
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	55,000	a	63,525
					1,216,455
Health Care--.7%
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	40,000		38,518
Astrazeneca,
Sr. Unscd. Notes	5.40	9/15/12	100,000		107,879

Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000		58,031
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000		62,210
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000		30,540
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000		22,796
Medtronic,
Sr. Unscd. Notes	3.00	3/15/15	65,000		66,768
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	30,000		35,199
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000		33,579
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000		27,813
					483,333
Manufacturing--.2%
GE Capital Trust I,
Sub. Debs.	6.38	11/15/67	55,000	c	54,519
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000		37,433
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000		43,267
					135,219
Media--.5%
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	45,000		45,186
Comcast,
Gtd. Notes	5.15	3/1/20	35,000	a	36,829
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000		49,584
News America,
Gtd. Notes	6.90	3/1/19	30,000		36,000
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	35,000		43,544
Time Warner,

Gtd. Notes	5.88	11/15/16	30,000		33,904
Walt Disney,
Sr. Unscd. Notes	4.70	12/1/12	75,000		80,434
					325,481
Municipal Bonds--.1%
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000		69,242
Office Equipment--.0%
Xerox,
Sr. Notes	5.63	12/15/19	30,000		32,215
Oil & Gas--.6%
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000		53,944
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	100,000		103,274
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000		28,537
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000		43,533
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	35,000	a	43,536
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000		32,095
Petroleos Mexicanos,
Gtd. Notes	8.00	5/3/19	30,000		36,300
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000		53,971
					395,190
Pipelines--.3%
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	90,000		101,695
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000		90,704
					192,399
Property & Casualty Insurance--.4%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000		46,535

Genworth Financial,
Sr. Unscd. Notes	4.95	10/1/15	75,000	a	73,355
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000		36,717
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	65,000		68,841
Travelers,
Sr. Unscd. Notes	5.90	6/2/19	40,000		45,137
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000		15,433
					286,018
Real Estate--.1%
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000		31,416
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000		21,680
Prologis,
Sr. Unscd. Notes	6.88	3/15/20	4,000		4,254
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000		26,693
					84,043
Retail--.3%
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000		32,603
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000		56,094
Lowe's,
Sr. Unscd. Notes	6.10	9/15/17	45,000		52,119
Wal-Mart Stores,
Sr. Unscd. Notes	3.25	10/25/20	35,000		32,963
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	30,000		34,522
					208,301
Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000		54,143
Intuit,

Sr. Unscd. Notes	5.75	3/15/17	35,000	38,207
Microsoft,
Sr. Unscd. Notes	3.00	10/1/20	40,000	37,586
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	98,100
				228,036
Telecommunications--.7%
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	75,000	82,127
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	68,544
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	76,077
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	57,375
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	36,123
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	26,062
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	43,770
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	27,664
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	44,006
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	27,945
				489,693
Transportation--.2%
Canadian Pacific,
Sr. Unscd. Notes	7.25	5/15/19	35,000	41,702
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	54,500
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	12,000	12,818
				109,020

U.	S. Government Agencies--3.6%

Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000		145,598
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000		109,266
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000		5,360
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000		89,540
Federal Home Loan Banks,
Bonds	5.00	11/17/17	40,000		45,417
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000		45,945
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000		85,753
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	65,000	d	67,405
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	100,000	d	110,416
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000	d	98,113
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000	d	187,011
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000	d	110,562
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	d	181,813
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000	d	52,713
Federal National Mortgage
Association, Sr. Unscd. Notes	1.88	4/20/12	125,000	d	127,280
Federal National Mortgage
Association, Notes	2.00	1/9/12	220,000	d	223,599
Federal National Mortgage
Association, Notes	2.38	7/28/15	175,000	d	177,665
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000	d	88,911
Federal National Mortgage

Association, Sr. Unscd. Notes	4.38	9/15/12	195,000d	207,473
Federal National Mortgage
Association, Notes	4.38	3/15/13	195,000d	210,228
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000d	22,039
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000d	62,143
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000d	89,831
				2,544,081
U.S. Government Securities--19.9%
U.S. Treasury Bonds:
7.25%, 5/15/16			105,000	132,390
8.50%, 2/15/20			175,000	250,414
8.75%, 5/15/17			40,000	54,925
8.75%, 5/15/20			120,000	174,666
8.88%, 2/15/19			215,000	309,298
9.00%, 11/15/18			245,000	353,432
9.88%, 11/15/15			220,000	301,778
11.25%, 2/15/15			65,000	90,076
U.S. Treasury Notes:
0.38%, 9/30/12			335,000	334,254
0.50%, 11/15/13			200,000a	197,453
1.13%, 1/15/12			180,000	181,470
1.13%, 12/15/12			625,000	631,519
1.25%, 8/31/15			110,000a	107,001
1.38%, 4/15/12			185,000	187,392
1.38%, 5/15/12			240,000	243,225
1.38%, 10/15/12			320,000	324,763
1.50%, 12/31/13			285,000	289,141
1.75%, 3/31/14			65,000	66,285
1.88%, 4/30/14			265,000	271,066
2.38%, 2/28/15			255,000	262,851
2.50%, 3/31/13			435,000	452,876
2.50%, 6/30/17			100,000	99,641
2.63%, 4/30/16			75,000	76,787
2.63%, 8/15/20			165,000	156,454

2.63%, 11/15/20	265,000a	250,011
2.75%, 2/15/19	335,000	330,734
3.13%, 5/15/19	285,000	288,050
3.38%, 11/30/12	375,000	395,303
3.38%, 6/30/13	255,000	271,555
3.38%, 7/31/13	250,000	266,699
3.38%, 11/15/19	285,000	290,990
3.50%, 5/31/13	425,000	453,223
3.50%, 2/15/18	140,000	147,295
3.63%, 5/15/13	365,000	390,265
3.63%, 8/15/19	170,000	177,623
3.63%, 2/15/20	40,000	41,519
3.75%, 11/15/18	120,000	127,659
3.88%, 2/15/13	110,000	117,554
3.88%, 5/15/18	260,000a	279,784
4.00%, 2/15/15	165,000	180,791
4.00%, 8/15/18	195,000	211,346
4.13%, 5/15/15	125,000	137,666
4.25%, 8/15/13	220,000	239,559
4.25%, 8/15/14	325,000	358,566
4.25%, 11/15/14	695,000	768,464
4.25%, 8/15/15	290,000	321,152
4.25%, 11/15/17	140,000a	154,361
4.50%, 3/31/12	70,000	73,615
4.50%, 11/15/15	170,000	190,360
4.50%, 2/15/16	120,000	134,391
4.50%, 5/15/17	185,000	207,027
4.63%, 2/29/12	400,000	419,641
4.75%, 1/31/12	680,000	712,088
4.75%, 8/15/17	290,000	328,901
4.88%, 8/15/16	60,000	68,395
5.13%, 5/15/16	145,000	167,079
		14,050,823
Total Bonds and Notes
(cost $24,507,176)		25,247,338

Common Stocks--47.0%	Shares	Value ($)

Consumer Discretionary--4.7%
Autoliv	1,100a	86,834
Ford Motor	21,800e	366,022
Gannett	14,200	214,278
Home Depot	1,950	68,367
News, Cl. A	22,000	320,320
Starbucks	17,000	546,210
Target	7,800	469,014
Time Warner	2,800	90,076
TJX	8,300	368,437
VF	4,400	379,192
Viacom, Cl. B	1,600	63,376
Washington Post, Cl. B	600a	263,700
Whirlpool	950	84,389
		3,320,215
Consumer Staples--5.3%
Coca-Cola	3,050	200,598
Colgate-Palmolive	5,750	462,127
ConAgra Foods	18,350	414,343
Costco Wholesale	7,000	505,470
CVS Caremark	16,100	559,797
Dr. Pepper Snapple Group	7,100	249,636
H.J. Heinz	2,650	131,069
Philip Morris International	5,400	316,062
Procter & Gamble	2,634	169,445
Tyson Foods, Cl. A	21,750	374,535
Wal-Mart Stores	7,107	383,281
		3,766,363
Energy--5.7%
Chevron	10,230	933,487
Cimarex Energy	4,900	433,797
ConocoPhillips	9,750	663,975
Devon Energy	900	70,659
Diamond Offshore Drilling	3,250	217,327
Exxon Mobil	10,054	735,148
Marathon Oil	7,450	275,874
Murphy Oil	1,000	74,550

SEACOR Holdings	1,650	166,799
Valero Energy	16,400	379,168
Whiting Petroleum	650e	76,174
		4,026,958
Financial--6.7%
Aflac	1,600	90,288
Ameriprise Financial	5,400	310,770
Annaly Capital Management	14,550a,f	260,736
Bank of America	7,850	104,719
Berkshire Hathaway, Cl. B	2,000e	160,220
Capital One Financial	1,600	68,096
Citigroup	14,950e	70,713
Fifth Third Bancorp	30,250	444,070
Franklin Resources	3,150	350,311
Goldman Sachs Group	477	80,212
JPMorgan Chase & Co.	20,217	857,605
Loews	4,250	165,368
MetLife	3,300	146,652
Moody's	4,650a	123,411
PNC Financial Services Group	7,100	431,112
Prudential Financial	7,950	466,745
Rayonier	2,300f	120,796
State Street	3,050	141,337
T. Rowe Price Group	2,950	190,393
Travelers	1,150	64,067
Wells Fargo & Co.	2,750	85,223
		4,732,844
Health Care--6.0%
Abbott Laboratories	6,850	328,183
Amgen	9,350e	513,315
Becton Dickinson & Co.	5,300	447,956
Biogen Idec	4,850e	325,192
C.R. Bard	900a	82,593
Cardinal Health	12,500	478,875
Eli Lilly & Co.	12,450	436,248
Humana	3,275e	179,273
Johnson & Johnson	13,531	836,892

Merck & Co.	3,450	124,338
Pfizer	4,951	86,692
UnitedHealth Group	1,850	66,804
Zimmer Holdings	5,300e	284,504
		4,190,865
Industrial--4.4%
3M	4,000	345,200
CSX	1,100	71,071
Cummins	1,350	148,513
General Dynamics	3,400	241,264
General Electric	27,636	505,462
L-3 Communications Holdings	2,850	200,897
Oshkosh	8,450e	297,778
Owens Corning	6,450e	200,918
Parker Hannifin	1,100	94,930
Raytheon	7,750	359,135
United Parcel Service, Cl. B	6,550	475,399
United Technologies	1,525	120,048
W.W. Grainger	500a	69,055
		3,129,670
Information Technology--9.4%
Amdocs	2,600e	71,422
Apple	1,570e	506,419
Cisco Systems	5,479e	110,840
Computer Sciences	1,400	69,440
Corning	22,950	443,394
Google, Cl. A	1,432e	850,565
Hewlett-Packard	5,300	223,130
Intel	34,150	718,175
International Business Machines	6,000	880,560
Lexmark International, Cl. A	3,600e	125,352
MasterCard, Cl. A	450	100,850
Microsoft	34,602	966,088
Motorola	57,500e	521,525
SanDisk	8,800e	438,768
Symantec	3,850e	64,449
Tyco Electronics	5,750	203,550

Visa, Cl. A	4,700	330,786
		6,625,313
Materials--2.1%
Domtar	3,350	254,332
Freeport-McMoRan Copper & Gold	5,000	600,450
Lubrizol	3,950	422,176
Newmont Mining	2,200	135,146
PPG Industries	900	75,663
		1,487,767
Telecommunication Services--1.6%
AT&T	32,600	957,788
Verizon Communications	4,401	157,468
		1,115,256
Utilities--1.1%
DPL	6,600	169,686
DTE Energy	4,500	203,940
Entergy	2,200	155,826
Wisconsin Energy	3,750	220,725
		750,177
Total Common Stocks
(cost $30,087,802)		33,145,428

Principal
Short-Term Investments--1.3%	Amount ($)	Value ($)

U.S. Treasury Bills;
0.13%, 3/24/11
(cost $869,742)	870,000	[g]	869,797

Other Investment--15.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,880,000)	10,880,000	[h]	10,880,000

Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $1,497,240)	1,497,240[h]	1,497,240

Total Investments (cost $67,841,960)	101.6%	71,639,803
Liabilities, Less Cash and Receivables	(1.6%)	(1,144,711)
Net Assets	100.0%	70,495,092

a	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was
$1,909,241 and the market value of the collateral held by the fund was $1,966,122, consisting of cash collateral of
$1,497,240 and U.S. Government and Agency securities valued at $468,882.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, this security had a market value of $37,806 or 0.1% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Non-income producing security.
f	Investment in real estate investment trust.
g	Held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $67,841,960.

Net unrealized appreciation on investments was $3,797,843 of which $4,599,282 related to appreciated investment securities and $801,439 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
December 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2010($)
Financial Futures Long
E-Mini MSCI EAFE	42	3,488,100	March 2011	28,902
Russell 2000 Mini	106	8,292,380	March 2011	213,524
				242,426

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds+	-	7,366,737	-	7,366,737
Equity Securities - Domestic+	33,058,594	-	-	33,058,594
Equity Securities - Foreign+	86,834	-	-	86,834
Foreign Government	-	1,216,455	-	1,216,455
Municipal Bonds	-	69,242	-	69,242
Mutual Funds	12,377,240	-	-	12,377,240
U.S. Government Agencies/Mortgage-Backed	-	2,544,081	-	2,544,081
U.S. Treasury	-	14,920,620	-	14,920,620
Other Financial Instruments:
Futures++	242,426	-	-	242,426
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities, excluding short-term investments (other than U.S. Treasury Bills) and financial futures, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the fund’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)